Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment, Net
Note 8 - Property, Plant and Equipment, Net

	December 31
	2024	2025
	US$ thousands

Machinery and equipment	11,257	11,467
Office furniture and equipment	680	688
Leasehold improvements	2,742	2,732

Property, plant and equipment	14,679	14,887

Accumulated depreciation	(11,624)	(11,747)

Property, Plant and equipment, net	3,055	3,140

Depreciation expenses for the years ended December 31, 2023, 2024 and 2025 were US$ 2,212 thousand, US$ 1,891 thousand and US$ 1,249 thousand, respectively.